Jeffrey A. Bartholomew
jbartholomew@rwolaw.com

October 8, 2007

H. Christopher Owings
Assistant Director
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Mail Stop 3561

Re:	N8 Concepts, Inc.
Registration Statement on Form SB-2
Filed August 23, 2007
File No. 333-145659
SEC Comment Letter Dated September 19, 2007

Dear Mr. Owings:

On behalf of N8 Concepts, Inc. (the "Company"), please find below the Company's responses to the comment letter from the SEC staff (the "Staff"), dated September 19, 2007, to the registration statement referred to above.  The Staff's comments are reproduced below in bold-faced type and are followed by the Company's responses thereto.

General.

1.           We note that at least two of your selling shareholders, Mr. Kirk Eberl and Mr. Steve Rich, appear as selling shareholders in the 1993 Act registration statement filed by In Veritas Medical Diagnostics.  We also note that Mr. Eberl and another of your selling shareholders, Mr. Michael Swinyard, appear as selling shareholders in the 1933 Act registration statement filed by Technoconcepts, of which Mr. Watson was a director.  Further, we note that Messrs. Eberl, Rich and Watson appear as selling shareholders in the 1933 Act registration statement filed by Procera Networks.  In Veritas Medical Diagnostics, Technoconcepts and Procera Networks engaged in mergers shortly after effectiveness of their registration statements.  In light of this track record, please explain supplementally, with a view to disclosure in your filing, why Rule 419 or Regulation C does not apply to you.  Alternatively, please revise your disclosure throughout your registration statement to comply with Rule 419.  Further, identify any other parties that are common to you and the other companies and explain why those parties are not considered promoters and control persons to you.

H. Christopher Owings, Assistant Director
Securities and Exchange Commission
October 8, 2007

We have been advised by the Company that, notwithstanding the individuals and the entities cited in this comment, the Company has been an operating entity since its inception, has had products for sale in the marketplace for over four months, and intends to continue to operate its business in the future as described in the Registration Statement and therefore, does not come within the coverage of Rule 419.  The Company continues to develop additional brand properties, including its most recent Rail Rat™ brand, which it intends to introduce into the market in the near future and anticipates that other similar types of properties may also be developed in the future.  Finally, the Company has advised us that it is not aware of any other investors in the Company that are common to the other companies cited in this comment.

Prospectus Cover Page/Selling Shareholders, page 11

2.           You state that those selling shareholders who are officers, directors or 10% or greater shareholders are deemed to be affiliates of the company and are deemed to be “underwriters” under the rules and regulations of the SEC.  It is unclear why you state this as your disclosure on page 18 under “Security Ownership of Certain Beneficial Owners and Management” does not indicate that any of selling shareholders are officers, directors or 10% or greater shareholders.  Please advise or revise to remove any indication that the selling shareholders are affiliates.

In accordance with this comment, all references to any selling shareholders as affiliates of the Company have been deleted.

3.           In the first paragraph you indicate that “the selling shareholders will sell their shares at $0.075 per share or at privately negotiated prices.”  Please remove your reference to “or at privately negotiated prices” as this reference is inappropriate considering they must sell at fixed price until a market for the company’s securities develops.  Please similarly remove your reference to “initial” offering price on page 11 under “Shares Offered by Us” as this would suggest that the price of the common stock may change.

In accordance with this comment, the reference to "or at privately negotiated prices" has been deleted.  In addition, the reference to the "initial" offering price has been deleted.

Security Ownership of Certain Beneficial Owners and Management, page 18

H. Christopher Owings, Assistant Director
Securities and Exchange Commission
October 8, 2007

4.           Please revise your table to complete the last column, which we presume will contain the same percentages as the prior column considering these person are not offering shares for resale.

In accordance with this comment, the table has been completed to indicate the percentages of the Company's common stock that will be held by the persons indicated after the offering is complete. Please note that these percentages will differ from the percentages held prior to the offering.  The shareholders identified in this table are not offering shares for resale in this offering.

Signatures

5.           Please revise the signature page to be compliant with the requirements of Form SB-2.  Please revise to clearly indicate that (1) Mr. Watson is signing on behalf of N8 Concepts, Inc. and (2) include the required signatures including the caption relating to the signing of the registration statement.  Following that caption, the registration statement is to be signed by its principal executive officer or officers, its principal financial officer, its controller or principal accounting officer and at least the majority of the board of directors or persons performing similar functions.  See the Signatures section including the instructions of Form SB-2.

In accordance with this comment, the signature page has been revised to comply with the requirements of Form SB-2.

We hope that the information contained in this letter responds satisfactorily to the comments raised by the Staff in its comment letter of September 19, 2007. Please feel free to contact the undersigned at telephone number 303.297.2600 or facsimile number 303.297.2750.

Very truly yours,

ROBINSON WATERS & O'DORISIO, P.C.

/s/ Jeffrey A. Bartholomew
Jeffrey A. Bartholomew